Note 15 - Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Numerator:
Net loss	(14,239,743)	(6,741,564)
Denominator:
Weighted-average basic and diluted shares	270,384,470	212,369,435
Basic and diluted loss per share	(0.05)	(0.03)